Business combinations (Details 1) (Detail) - BRL (R$) R$ in Thousands	Aug. 09, 2019	Dec. 05, 2018	Jan. 04, 2019
SubsidiarieTILIX [member]
The assets and liabilities arising from the acquisition
Goodwill		R$ 17,534
Consideration for the purchase settled in cash		3,810
Fair value of assets and liabilities acquired | SubsidiarieTILIX [member]
The assets and liabilities arising from the acquisition
Cash and cash equivalents		1,996
Liquid working capital, Assets acquired		130
Liabilities assumed		(3,975)
Property, plant and equipment and intangible assets		3,925
Net assets		2,076
Goodwill		17,534
Purchase cost		19,610
Consideration for the purchase settled in cash		3,810
Cash and cash equivalents at the subsidiary acquired		(1,996)
Amount paid on acquisitions less cash and cash equivalents acquired		R$ 1,814
Fair value of assets and liabilities acquired | Subsidiarie Banco Seguro [Member]
The assets and liabilities arising from the acquisition
Cash and cash equivalents			R$ 44,568
Liquid working capital, Assets acquired			107
Liabilities assumed			(436)
Intangible assets			2,605
Net assets			46,844
Goodwill			15,925
Purchase cost	R$ 62,769
Consideration for the purchase settled in cash	61,115
Cash and cash equivalents at the subsidiary acquired			R$ (44,568)
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 16,547